                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN AMERICAN VALUE FUND

                    SUPPLEMENT DATED JANUARY 18, 2002 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Small/Mid-Cap Value/Core team. The team is made up of established investment professionals. Current members of the team include William Gerlach, a Managing Director of the Adviser, Bradley Daniels, an Executive Director of the Adviser, James Jolinger, an Executive Director of the Adviser and Matthew Todorow, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSAV SPT 1/02
                                                                     453 553 653
                                                                        65198SPT
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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN EQUITY GROWTH FUND

                    SUPPLEMENT DATED JANUARY 18, 2002 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Select Growth team. The team is made up of established investment professionals. Current members of the team include William Auslander, a Managing Director of the Adviser, Peter Dannenbaum, an Executive Director of the Adviser and Jeffrey Alvino, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    EQG SPT 1/02
                                                                     468 568 668
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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN FOCUS EQUITY FUND

                    SUPPLEMENT DATED JANUARY 18, 2002 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Select Growth team. The team is made up of established investment professionals. Current members of the team include William Auslander, a Managing Director of the Adviser, Peter Dannenbaum, an Executive Director of the Adviser and Jeffrey Alvino, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSAE SPT 1/02
                                                                     474 574 674
                                                                        65010SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN MID CAP GROWTH FUND

                    SUPPLEMENT DATED JANUARY 18, 2002 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Small/Mid-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Dennis Lynch, a Vice President of the Adviser, David Chu, an Executive Director of the Adviser, David Cohen, a Vice President of the Adviser and John Roscoe, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MCG SPT 1/02
                                                                      74 174 274
                                                                        65050SPT